Borrowings (Short-Term Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term Borrowings	$ 53,235	$ 25,695
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Borrowings	33,563	25,695
FHLB of Pittsburgh [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short-term Borrowings	$ 19,672	$ 0